Term Deposits (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Short-term deposits in banks	€ 653	€ 62,418
Short-term deposits - others	386	0
Term deposits	€ 1,039	€ 62,418